PREFERRED STOCK	3 Months Ended
Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Preferred Stock
NOTE 7 PREFERRED STOCK

The Company has 5,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of March 31, 2017. The Company has designated two classes of preferred stock, the Series E Preferred Stock and the Series F Preferred Stock. As of March 31, 2017 there are 74,380 shares of Series E Preferred Stock (recorded in equity) and 5,860 shares of Series F Preferred Stock (recorded as a liability) issued and outstanding. The preferred stock may be issued from time to time by the board of directors as shares of one or more classes or series with authority to fix the designation and relative powers, including voting powers, preferences, rights, qualifications, limitations, and restrictions relating to the shares of each class or series.

Series E Preferred Stock

The Company issued the Series E Preferred Stock in February 2015 as part of a follow-on public offering. The Series E Convertible Preferred Stock has no voting rights. An amendment to the terms of the Series E Preferred Stock only requires the vote of the holders of Series E Preferred Stock. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series E Preferred Stock ranks equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the preferred stock. As such, the Series E Preferred Stock is not subject to any restriction on the repurchase or redemption of shares by the Company due to an arrearage in the payment of dividends or sinking fund installments. The Series E Preferred Stock also has no liquidation rights or preemption rights, and there are no special classifications of our board of directors related to the Series E Preferred Stock.

As of March 31, 2017 there are 74,380 shares of Series E Preferred Stock (recorded as equity) issued and outstanding that are convertible into 100 shares of common stock.

Series F Preferred Stock

The Company issued the Series F Preferred Stock in November 2016 in exchange for the extinguishment of a convertible note. The Series F Preferred Stock has a stated value of $1,000 and a par value of $0.001 per share. The Series F Preferred Stock ranks senior to the common stock and shall be entitled to dividends, on an as converted basis, with the holders of our common stock, but will not accrue additional dividends unless certain events, as defined in the Series F Preferred Stock, have occurred and are continuing, in which case dividends will accrue at a default rate of 10% per annum. The holders of the Series F Preferred Stock have the right to vote with holders of shares of our common stock, voting together as one class on all matters, with each preferred share entitling the holder thereof to cast that number of votes per share on an as converted basis.

The Series F Preferred Stock was initially convertible at the election of the holder into shares of our common stock at a conversion price equal to $12,000 per share. From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case, of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination. On November 3, 2018, so long as certain events do not exist, any remaining Series F Preferred Stock then outstanding shall be converted into shares of our common stock at a conversion price of $12,000 per share. In each case, the exercise price is subject to certain adjustments upon the occurrence of certain dilutive events, including the issuance of certain options or convertible securities, and upon the occurrence of certain corporate events, including stock splits and dividends. At any time after the issue of the Series F Preferred Stock, so long as there has been no failure of the equity conditions during the applicable measurement periods, the Company shall have the right to redeem all, but not less than all, of the conversion amount then remaining under the Preferred Shares at a price equal to the greater of (x) 125% of the conversion amount being redeemed and (y) the product of (A) the conversion amount being redeemed and (B) the quotient determined by dividing (I) the greatest closing price of the shares of our common stock during the period beginning on the date immediately preceding the Company’s notice of redemption and ending on the Company redemption date, by (II) the lowest conversion price in effect during such period.

The Company evaluated the Series F Preferred Stock to determine the proper accounting under ASC 480 – Distinguishing Liabilities from Equity (“ASC 480”). The Company has concluded that the Series F Preferred Stock is within the scope of ASC 480 as it predominantly represents an unconditional obligation to issue a variable number of common shares for a fixed monetary amount. Accordingly, it is are accounted for as a liability in the financial statements and measured at fair value at each reporting period with any change in fair value to be recorded in earnings. There were no conversions of Series F Preferred Stock during the three months ended March 31, 2017. As of March 31, 2017, there are 5,860 shares of Series F Preferred Stock outstanding convertible into 4,308,824 shares of common stock at a conversion price of $1.36 per share. The Company is accounting for the Series F Preferred Stock as a liability on the financial statements and has determined the period end fair value to be $11,191,652 (see NOTE 10 FAIR VALUE LIABILITIES). Subsequent to March 31, 2017, the Company restructured and effected the conversion of a portion of the Series F Preferred Stock (see NOTE 13 SUBSEQUENT EVENTS).